Tax - Schedule of Taxation on Profit Comprises Income Tax and Social Contribution (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Taxation on Profit Comprises Income Tax and Social Contribution [Line Items]
Income tax		$ (2,942)	$ (2,942)	$ (1,529)
IRPJ [Member]
Schedule of Taxation on Profit Comprises Income Tax and Social Contribution [Line Items]
Income tax		(1,843)	(1.843)	(963)
CSLL [Member]
Schedule of Taxation on Profit Comprises Income Tax and Social Contribution [Line Items]
Income tax		$ (1,099)	$ (1,099)	$ (566)